Marketable Securities: (Details Text) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Marketable Securitiesdetails Text [Abstract]
Marketable equity securities cost basis	$ 98,043	$ 98,043
Marketable debt securities cost basis	$ 88,471,555